SCHEDULE III - REAL ESTATE PROPERTIES AND ACCUMULATED DEPRECIATION (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2016
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
Total real estate properties				$ 838,259
Less: Accumulated depreciation and amortization				(44,687)
Net real estate properties	$ 757,027	$ 635,612	$ 402,896	$ 793,572
Reconciliation of real estate properties
Balance at beginning of year	757,027	635,612	402,896
Additions:
Acquisitions	318,680	129,425	205,220
Capital improvements	19,649	8,442	8,273
Capitalized development expenses and carrying costs	27,194	55,623	34,857
Total additions	365,523	193,490	248,350
Deductions:
Sales	150,786	51,394	80
Depreciation / amortization / paydowns	24,328	20,681	15,554
Reconciliation of partnership interest	153,864	0	0
Total deductions	328,978	72,075	15,634
Balance at end of year	$ 793,572	$ 757,027	$ 635,612